Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 4,495,645	R$ 2,446,990
Short-term investments	1,993,037	8,128,058
Financial assets from banking solution	2,346,474	714,907
Accounts receivable from card issuers	19,286,590	16,307,155
Trade accounts receivable	886,126	1,415,850
Recoverable taxes	230,558	56,365
Prepaid expenses	169,555	67,658
Derivative financial instruments assets	219,324	43,103
Other assets	332,864	94,738
Current assets	29,960,173	29,274,824
Non-current assets
Trade accounts receivable	59,595	382,106
Receivables from related parties	4,720	7,200
Deferred tax assets	431,755	138,697
Prepaid expenses	214,092	51,164
Other assets	141,693	85,571
Long-term investments	1,238,476	0
Investment in associates	66,454	51,982
Property and equipment	1,569,520	717,234
Intangible assets	8,370,313	1,039,886
Non-current assets	12,096,618	2,473,840
Total assets	42,056,791	31,748,664
Current liabilities
Deposits from banking customers	2,201,861	900,454
Accounts payable to clients	15,723,331	8,848,038
Trade accounts payable	372,547	180,491
Loans and financing	2,578,755	1,184,737
Obligations to FIDC quota holders	1,294,806	1,960,121
Labor and social security liabilities	273,347	173,103
Taxes payable	176,453	106,835
Derivative financial instruments liabilities	23,244	16,233
Other liabilities	145,501	10,369
Current liabilities	22,789,845	13,380,381
Non-current liabilities
Accounts payable to clients	3,172	0
Loans and financing	3,556,460	524,363
Obligations to FIDC quota holders	932,368	2,414,429
Deferred tax liabilities	617,445	61,086
Provision for contingencies	181,849	10,150
Labor and social security liabilities	32,749	81,258
Other liabilities	348,457	284,972
Non-current liabilities	5,672,500	3,376,258
Total liabilities	28,462,345	16,756,639
Equity
Issued capital	76	75
Capital reserve	14,516,767	13,479,722
Treasury shares	(1,065,184)	(76,360)
Other comprehensive income	(35,792)	(5,002)
Retained earnings	96,214	1,455,027
Equity attributable to owners of the parent	13,512,081	14,853,462
Non-controlling interests	82,365	138,563
Total equity	13,594,446	14,992,025
Total liabilities and equity	R$ 42,056,791	R$ 31,748,664